UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2017

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.7%
Lear Corp.	38,989	$5,536,048

Automobiles - 0.2%
Ford Motor Co.	138,164	1,731,195

Distributors - 0.3%
Pool Corp.	19,051	2,185,340

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	38,045	4,856,444

Internet & Direct Marketing Retail - 2.3%
Amazon.com Inc.	15,853	13,396,419	*
Priceline Group Inc.	3,315	5,715,491	*

Total Internet & Direct Marketing Retail		19,111,910

Media - 4.2%
CBS Corp., Class B Shares, Non Voting Shares	73,187	4,824,487
Charter Communications Inc., Class A Shares	7,188	2,322,155	*
Cinemark Holdings Inc.	53,258	2,229,912
Comcast Corp., Class A Shares	227,254	8,503,845
Live Nation Entertainment Inc.	86,028	2,444,056	*
Sirius XM Holdings Inc.	460,694	2,344,933
Time Warner Inc.	51,373	5,045,342
Walt Disney Co.	62,531	6,884,038

Total Media		34,598,768

Multiline Retail - 0.4%
Macy’s Inc.	19,733	655,530
Target Corp.	47,189	2,773,298

Total Multiline Retail		3,428,828

Specialty Retail - 4.6%
Foot Locker Inc.	71,993	5,447,710
Home Depot Inc.	105,415	15,275,688
Lowe’s Cos. Inc.	81,444	6,056,990
Ross Stores Inc.	60,544	4,152,108
TJX Cos. Inc.	83,345	6,538,415

Total Specialty Retail		37,470,911

Textiles, Apparel & Luxury Goods - 1.4%
Coach Inc.	42,795	1,630,062
Michael Kors Holdings Ltd.	49,744	1,815,656	*
NIKE Inc., Class B Shares	60,222	3,442,289
PVH Corp.	54,670	5,007,772

Total Textiles, Apparel & Luxury Goods		11,895,779

TOTAL CONSUMER DISCRETIONARY		120,815,223

CONSUMER STAPLES - 7.7%
Beverages - 2.5%
Coca-Cola Co.	100,884	4,233,093
Dr. Pepper Snapple Group Inc.	35,650	3,331,136
PepsiCo Inc.	115,441	12,742,377

Total Beverages		20,306,606

Food & Staples Retailing - 1.7%
CVS Health Corp.	70,637	5,691,929
Wal-Mart Stores Inc.	79,744	5,656,242
Walgreens Boots Alliance Inc.	30,846	2,664,478

Total Food & Staples Retailing		14,012,649

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	SHARES	VALUE
Food Products - 1.4%
Conagra Brands Inc.	101,135	$4,167,773
J.M. Smucker Co.	28,133	3,987,290
Kellogg Co.	26,206	1,941,079
Lamb Weston Holdings Inc.	33,711	1,321,134

Total Food Products		11,417,276

Household Products - 1.1%
Clorox Co.	16,381	2,241,085
Kimberly-Clark Corp.	19,290	2,556,889
Procter & Gamble Co.	41,457	3,775,489

Total Household Products		8,573,463

Tobacco - 1.0%
Altria Group Inc.	33,613	2,518,286
Philip Morris International Inc.	54,814	5,993,911

Total Tobacco		8,512,197

TOTAL CONSUMER STAPLES		62,822,191

ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Halliburton Co.	33,538	1,792,941
Noble Corp. PLC	215,017	1,436,314
Schlumberger Ltd.	51,560	4,143,362

Total Energy Equipment & Services		7,372,617

Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.	82,872	4,358,239
Chevron Corp.	35,448	3,987,900
EOG Resources Inc.	14,672	1,423,037
Exxon Mobil Corp.	109,572	8,910,395
Marathon Petroleum Corp.	90,049	4,466,430
QEP Resources Inc.	144,881	1,993,563	*
Tesoro Corp.	48,163	4,103,006
Valero Energy Corp.	122,499	8,323,807

Total Oil, Gas & Consumable Fuels		37,566,377

TOTAL ENERGY		44,938,994

FINANCIALS - 15.9%
Banks - 7.2%
Bank of America Corp.	405,042	9,996,437
Citigroup Inc.	202,234	12,095,615
East-West Bancorp Inc.	56,756	3,071,635
Huntington Bancshares Inc.	139,207	1,968,387
JPMorgan Chase & Co.	175,074	15,865,206
Regions Financial Corp.	437,916	6,686,977
SunTrust Banks Inc.	31,219	1,857,218
U.S. Bancorp	33,565	1,846,075
Wells Fargo & Co.	92,393	5,347,707

Total Banks		58,735,257

Capital Markets - 2.8%
Ameriprise Financial Inc.	43,563	5,728,535
Bank of New York Mellon Corp.	80,998	3,818,246
Goldman Sachs Group Inc.	9,367	2,323,578
Morgan Stanley	43,639	1,992,993
Nasdaq Inc.	66,612	4,736,779
State Street Corp.	59,351	4,730,868

Total Capital Markets		23,330,999

Consumer Finance - 1.5%
American Express Co.	14,496	1,160,550
Discover Financial Services	102,884	7,319,168
Synchrony Financial	96,946	3,513,323

Total Consumer Finance		11,993,041

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	SHARES	VALUE
Diversified Financial Services - 0.3%
Berkshire Hathaway Inc., Class B Shares	14,541	$2,492,618	*

Insurance - 4.1%
AFLAC Inc.	71,777	5,193,066
Allied World Assurance Co. Holdings AG	66,510	3,513,058
Allstate Corp.	43,372	3,563,444
American International Group Inc.	26,895	1,719,128
Arch Capital Group Ltd.	22,731	2,149,671	*
Assured Guaranty Ltd.	80,218	3,297,762
First American Financial Corp.	36,218	1,415,037
Lincoln National Corp.	57,462	4,031,534
Old Republic International Corp.	76,261	1,579,365
Principal Financial Group Inc.	67,555	4,224,890
Travelers Cos. Inc.	25,812	3,155,259

Total Insurance		33,842,214

TOTAL FINANCIALS		130,394,129

HEALTH CARE - 12.0%
Biotechnology - 4.3%
AbbVie Inc.	83,570	5,167,969
Alexion Pharmaceuticals Inc.	7,812	1,025,325	*
Amgen Inc.	46,411	8,192,934
Biogen Inc.	22,836	6,590,470	*
Bioverativ Inc.	11,418	594,649	*
Celgene Corp.	29,108	3,595,129	*
Gilead Sciences Inc.	100,224	7,063,788
Regeneron Pharmaceuticals Inc.	6,851	2,558,848	*

Total Biotechnology		34,789,112

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	28,871	1,301,505
Baxter International Inc.	59,540	3,031,777
Edwards Lifesciences Corp.	28,412	2,671,864	*
Medtronic PLC	21,091	1,706,473

Total Health Care Equipment & Supplies		8,711,619

Health Care Providers & Services - 3.1%
Aetna Inc.	37,432	4,819,745
CIGNA Corp.	38,188	5,686,193
Express Scripts Holding Co.	61,234	4,326,182	*
McKesson Corp.	23,464	3,522,650
UnitedHealth Group Inc.	44,216	7,312,442

Total Health Care Providers & Services		25,667,212

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International Inc.	28,776	2,502,648	*
PerkinElmer Inc.	33,922	1,840,608

Total Life Sciences Tools & Services		4,343,256

Pharmaceuticals - 3.0%
Allergan PLC	11,150	2,729,743
Eli Lilly & Co.	23,412	1,938,748
Johnson & Johnson	45,138	5,516,315
Merck & Co. Inc.	29,003	1,910,427
Mylan NV	20,694	866,044	*
Pfizer Inc.	289,063	9,862,829
Zoetis Inc.	38,002	2,025,887

Total Pharmaceuticals		24,849,993

TOTAL HEALTH CARE		98,361,192

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.4%
Aerospace & Defense - 4.6%
Boeing Co.	65,083	$11,729,909
General Dynamics Corp.	49,508	9,397,114
Northrop Grumman Corp.	39,368	9,727,439
United Technologies Corp.	60,433	6,801,734

Total Aerospace & Defense		37,656,196

Airlines - 2.1%
Delta Air Lines Inc.	136,274	6,804,161
Southwest Airlines Co.	175,179	10,125,346

Total Airlines		16,929,507

Building Products - 0.9%
AO Smith Corp.	48,092	2,421,913
Fortune Brands Home & Security Inc.	33,968	1,964,370
Masco Corp.	89,290	3,016,216

Total Building Products		7,402,499

Commercial Services & Supplies - 0.6%
Waste Management Inc.	69,313	5,082,029

Construction & Engineering - 0.2%
KBR Inc.	141,116	2,123,796

Industrial Conglomerates - 2.1%
Carlisle Cos. Inc.	14,603	1,508,490
General Electric Co.	309,366	9,222,200
Honeywell International Inc.	49,655	6,182,048

Total Industrial Conglomerates		16,912,738

Machinery - 1.0%
Illinois Tool Works Inc.	37,915	5,005,159
Stanley Black & Decker Inc.	25,860	3,288,099

Total Machinery		8,293,258

Road & Rail - 0.7%
Union Pacific Corp.	55,640	6,005,781

Trading Companies & Distributors - 0.2%
United Rentals Inc.	13,293	1,701,903	*

TOTAL INDUSTRIALS		102,107,707

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 1.5%
Cisco Systems Inc.	367,879	12,574,104

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	33,626	1,980,571

Internet Software & Services - 3.9%
Alphabet Inc., Class A Shares	16,286	13,760,530	*
Alphabet Inc., Class C Shares	4,643	3,822,164	*
eBay Inc.	28,607	969,777	*
Facebook Inc., Class A Shares	95,599	12,957,488	*
LogMeIn Inc.	8,230	755,103

Total Internet Software & Services		32,265,062

IT Services - 1.5%
International Business Machines Corp.	6,988	1,256,582
MasterCard Inc., Class A Shares	32,356	3,574,044
PayPal Holdings Inc.	23,769	998,298	*
Sabre Corp.	50,316	1,102,424
Visa Inc., Class A Shares	63,026	5,542,506

Total IT Services		12,473,854

Semiconductors & Semiconductor Equipment - 4.8%
Intel Corp.	248,964	9,012,497
Maxim Integrated Products Inc.	197,651	8,755,939
QUALCOMM Inc.	104,851	5,921,985
Teradyne Inc.	161,044	4,580,091
Texas Instruments Inc.	94,849	7,267,330
Xilinx Inc.	62,314	3,665,310

Total Semiconductors & Semiconductor Equipment		39,203,152

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	SHARES	VALUE
Software - 4.2%
Adobe Systems Inc.	55,176	$6,529,528	*
Citrix Systems Inc.	47,893	3,781,152	*
Microsoft Corp.	327,427	20,948,780
Oracle Corp.	33,950	1,445,931
Salesforce.com Inc.	25,304	2,058,480	*

Total Software		34,763,871

Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.	253,142	34,677,923
HP Inc.	121,040	2,102,465
Seagate Technology PLC	35,779	1,724,190
Western Digital Corp.	33,338	2,563,025

Total Technology Hardware, Storage & Peripherals		41,067,603

TOTAL INFORMATION TECHNOLOGY		174,328,217

MATERIALS - 4.3%
Chemicals - 1.0%
Air Products & Chemicals Inc.	33,770	4,743,672
Sherwin-Williams Co.	10,065	3,105,455

Total Chemicals		7,849,127

Construction Materials - 0.3%
Eagle Materials Inc.	21,353	2,214,520

Containers & Packaging - 2.2%
Avery Dennison Corp.	52,397	4,228,962
Crown Holdings Inc.	42,234	2,263,320	*
International Paper Co.	99,017	5,218,196
Packaging Corp. of America	21,890	2,023,293
Sealed Air Corp.	97,643	4,538,446

Total Containers & Packaging		18,272,217

Metals & Mining - 0.8%
Steel Dynamics Inc.	183,376	6,711,561

TOTAL MATERIALS		35,047,425

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Camden Property Trust	21,546	1,823,869
Digital Realty Trust Inc.	41,382	4,469,256
Empire State Realty Trust Inc., Class A Shares	74,972	1,635,139
Essex Property Trust Inc.	8,556	2,008,093
Kilroy Realty Corp.	26,936	2,078,112
Kimco Realty Corp.	102,051	2,474,737
Mid-America Apartment Communities Inc.	17,956	1,844,620
Prologis Inc.	44,575	2,275,554

TOTAL REAL ESTATE		18,609,380

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc.	85,076	3,555,326
Verizon Communications Inc.	34,431	1,708,811

TOTAL TELECOMMUNICATION SERVICES		5,264,137

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	SHARES	VALUE
UTILITIES - 3.3%
Electric Utilities - 2.5%
American Electric Power Co. Inc.	67,763	$4,538,088
Edison International	77,295	6,163,503
FirstEnergy Corp.	102,009	3,308,152
PG&E Corp.	36,308	2,423,559
Pinnacle West Capital Corp.	51,837	4,260,483

Total Electric Utilities		20,693,785

Multi-Utilities - 0.8%
Ameren Corp.	30,969	1,693,695
CenterPoint Energy Inc.	97,017	2,650,504
CMS Energy Corp.	55,682	2,478,963

Total Multi-Utilities		6,823,162

TOTAL UTILITIES		27,516,947

TOTAL INVESTMENTS - 99.9% (Cost - $559,557,188#)		820,205,542
Other Assets in Excess of Liabilities - 0.1%		843,214

TOTAL NET ASSETS - 100.0%		$821,048,756

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$820,205,542	—	—	$820,205,542

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$269,162,414
Gross unrealized depreciation	(8,514,060)

Net unrealized appreciation	$260,648,354

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 26, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 26, 2017